Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Repayment schedule [Abstract]
Project debt	$ 4,163,924	$ 4,319,260
Short-term project debt	$ 400,529	387,387
Chile PV 1 and PV2 [Member]
Repayment schedule [Abstract]
Percentage of ownership equity interest	35.00%
Short-term project debt	$ 73,000	71,000
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Interest payment	14,917
Nominal repayment	174,882
Between January and June 2025 [Member]
Repayment schedule [Abstract]
Project debt	145,236
Between June and December 2025 [Member]
Repayment schedule [Abstract]
Project debt	174,701
2024 [Member]
Repayment schedule [Abstract]
Interest payment		15,215
Nominal repayment		305,087
2025/2026 [Member]
Repayment schedule [Abstract]
Project debt	347,059	325,303
2026/2027 [Member]
Repayment schedule [Abstract]
Project debt	495,255	352,495
2027/2028 [Member]
Repayment schedule [Abstract]
Project debt	456,749	499,968
2028 [Member]
Repayment schedule [Abstract]
Project debt		464,648
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,355,125	$ 2,356,544